Pension And Other Postretirement Benefits (Funded Status And Pension Cost) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, end of year	$ 36,107,226	$ 29,778,983
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	43,020,512	39,759,449
Service cost	870,115	799,030	751,666
Interest cost	1,937,423	1,976,494	2,020,706
Acturial (gain)/loss	363,345	2,403,021
Benefits paid	(2,075,042)	(1,917,482)
Benefit obligation at end of year	44,116,353	43,020,512	39,759,449
Fair value of plan assets, beginning of year	29,778,983	26,083,446
Actual return on plan assets	5,800,060	2,139,059
Employer contributions	2,603,225	3,473,960
Fair value of plan assets, end of year	36,107,226	29,778,983	26,083,446
Funded status = pension liabiliity, end of year	$ (8,009,127)	$ (13,241,529)